Debt - Summary of Short- and Long-Term Debt (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 628,382,956	$ 624,254,477
Less: Short-term debt and current portion of long-term debt	148,083,184	129,172,033	$ 7,423
Long-term debt	$ 480,299,772	495,082,444	$ 24,077
Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2073
Borrowings	$ 13,403,133	25,362,813
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Less: Short-term debt and current portion of long-term debt	53,062,260	40,722,004
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Less: Short-term debt and current portion of long-term debt	13,910	11,743
Line of credit and others [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	53,119,526	53,699,481
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 186,531,417	$ 169,142,643
U.S. dollars [member] | Fixed-rate Senior notes interest rate 5.000% maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.00%
Borrowings maturity		2020
Borrowings		$ 11,774,764
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.125% maturing 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.125%	3.125%	3.125%
Borrowings maturity	2022	2022
Borrowings	$ 31,917,920	$ 30,152,320
U.S. dollars [member] | Fixed-rate Senior notes interest rate 3.625% maturing 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.625%	3.625%	3.625%
Borrowings maturity	2029	2029
Borrowings	$ 19,948,700	$ 18,845,200
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.375% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%	6.375%	6.375%
Borrowings maturity	2035	2035
Borrowings	$ 19,576,258	$ 18,493,360
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%	6.125%
Borrowings maturity	2040	2037
Borrowings	$ 39,897,400	$ 6,958,119
U.S. dollars [member] | Fixed-rate Senior notes interest rate 6.125% maturing 2040 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.125%	6.125%	6.125%
Borrowings maturity	2037	2040
Borrowings	$ 7,365,559	$ 37,690,400
U.S. dollars [member] | Fixed Rate Senior Notes Interest Rate 4.375% Maturing 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2042	2042
Borrowings	$ 22,941,005	$ 21,671,980
U.S. dollars [member] | Fixed-rate Senior notes interest rate 4.375% maturing 2049 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2049	2049
Borrowings	$ 24,935,875	$ 23,556,500
U.S. dollars [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 9,359,340
U.S. dollars [member] | Fixed-rate Senior notes interest rate 2.875% maturing 2030
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.875%		2.875%
Borrowings maturity	2030
Borrowings	$ 19,948,700
U.S. dollars [member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.50%
Borrowings maturity		2020
U.S. dollars [member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		9.02%
Borrowings maturity		2024
Mexican pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 51,282,881	$ 58,129,292
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.600% Maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.60%
Borrowings maturity		2020
Borrowings		$ 7,000,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 6.450% Maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.45%	6.45%	6.45%
Borrowings maturity	2022	2022
Borrowings	$ 22,500,000	$ 22,500,000
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 7.125% Maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.125%	7.125%	7.125%
Borrowings maturity	2024	2024
Borrowings	$ 11,000,000	$ 11,000,000
Mexican pesos [member] | Domestic Senior Notes Interest Rate 0.000% Maturing 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	0.00%	0.00%
Borrowings maturity	2025	2025
Borrowings	$ 4,911,181	$ 4,757,592
Mexican pesos [member] | Fixed Rate Senior Notes Interest Rate 8.460% Maturing 2036 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.46%	8.46%	8.46%
Borrowings maturity	2036	2036
Borrowings	$ 7,871,700	$ 7,871,700
Mexican pesos [member] | Domestic Senior Notes Interest Rate 8.360% Maturing 2037 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.36%	8.36%	8.36%
Borrowings maturity	2037	2037
Borrowings	$ 5,000,000	$ 5,000,000
Mexican pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2021	2020
Borrowings interest basis	TIIE + 0.300% - TIIE + 1.000%	TIIE + 0.050% -TIIE + 0.090%
Borrowings	$ 27,100,000	$ 22,000,000
Euros [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	224,928,934	222,190,375
Euros [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,403,133	$ 11,622,118
Euros [member] | Commercial Paper One Interest Rate -0.230% maturing 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		(0.23%)
Borrowings maturity		2020
Borrowings		$ 2,599,128
Euros [member] | Exchangable bonds interest rate 0.000% maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.00%
Borrowings maturity		2020
Borrowings		$ 60,051,270
Euros [member] | Fixed rate senior notes interest rate 3.000% maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.00%	3.00%	3.00%
Borrowings maturity	2021	2021
Borrowings	$ 24,369,332	$ 21,131,123
Euros [member] | Fixed rate senior notes interest rate 3.125% maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.125%	3.125%	3.125%
Borrowings maturity	2021	2021
Borrowings	$ 18,276,999	$ 15,848,342
Euros [member] | Fixed rate senior notes interest rate 4.000% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.00%	4.00%	4.00%
Borrowings maturity	2022	2022
Borrowings	$ 18,276,999	$ 15,848,342
Euros [member] | Fixed rate senior notes interest rate 4.750% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.75%	4.75%	4.75%
Borrowings maturity	2022	2022
Borrowings	$ 18,276,999	$ 15,848,342
Euros [member] | Fixed rate senior notes interest rate 3.500% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%	3.50%	3.50%
Borrowings maturity	2023	2023
Borrowings	$ 7,310,800	$ 6,339,337
Euros [member] | Fixed rate senior notes interest rate 3.259% maturing 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.259%	3.259%	3.259%
Borrowings maturity	2023	2023
Borrowings	$ 18,276,999	$ 15,848,342
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2024 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2024	2024
Borrowings	$ 20,713,932	$ 17,961,454
Euros [member] | Fixed rate senior notes interest rate 1.500% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%	1.50%	1.50%
Borrowings maturity	2026	2026
Borrowings	$ 18,276,999	$ 15,848,342
Euros [member] | Fixed rate senior notes interest rate 0.750% maturing 2027 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.75%	0.75%	0.75%
Borrowings maturity	2027	2027
Borrowings	$ 24,369,332	$ 21,131,123
Euros [member] | Fixed rate senior notes interest rate 2.125% maturing 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%	2.125%	2.125%
Borrowings maturity	2028	2028
Borrowings	$ 15,840,066	$ 13,735,230
Euros [member] | Euro Nc10 series B capital securities interest rate 6.375% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.375%	6.375%	6.375%
Borrowings maturity	2073	2073
Borrowings	$ 13,403,133	$ 11,622,118
Euros [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.03%
Borrowings maturity		2020
Borrowings		$ 2,113,112
Euros [member] | Commercial Paper Four Interest Rate -0.230% - -0.310% maturing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2021
Borrowings	$ 40,940,477
Euros [member] | Bottom of range [member] | Commercial Paper Four Interest Rate -0.230% - -0.310% maturing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	(0.23%)		(0.23%)
Euros [member] | Top of range [member] | Commercial Paper Four Interest Rate -0.230% - -0.310% maturing 2021
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	(0.31%)		(0.31%)
Pound sterling [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 59,993,720	54,962,779
Pound sterling [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 13,740,695
Pound sterling [member] | Fixed rate senior notes interest rate 5.000% maturing 2026 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%	5.00%	5.00%
Borrowings maturity	2026	2026
Borrowings	$ 13,634,936	$ 12,491,541
Pound sterling [member] | Fixed rate senior notes interest rate 5.750% maturing 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.75%	5.75%	5.75%
Borrowings maturity	2030	2030
Borrowings	$ 17,725,417	$ 16,239,003
Pound sterling [member] | Fixed rate senior notes interest rate 4.948% maturing 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.948%	4.948%	4.948%
Borrowings maturity	2033	2033
Borrowings	$ 8,180,962	$ 7,494,924
Pound sterling [member] | Fixed rate senior notes interest rate 4.375% maturing 2041 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.375%	4.375%	4.375%
Borrowings maturity	2041	2041
Borrowings	$ 20,452,405	$ 18,737,311
Pound sterling [member] | GBP NC7 capital securities interest rate 6.375% maturing 2073 [member] | Hybrid Notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		6.375%
Borrowings maturity		2073
Borrowings		$ 13,740,695
Brazilian reais [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 32,533,191	$ 34,948,736
Brazilian reais [member] | Debenture 102.900% of CDI maturing 2020 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		102.900% of CDI
Borrowings maturity		2020
Adjustment of interbank certificate of deposit		102.90%
Borrowings		$ 7,013,124
Brazilian reais [member] | Debenture 104.000% of CDI maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	104.000% of CDI	104.000% of CDI
Borrowings maturity	2021	2021
Adjustment of interbank certificate of deposit	104.00%
Borrowings	$ 4,222,597	$ 5,142,958
Brazilian reais [member] | Debenture 104.250% of CDI maturing 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	104.250% of CDI	104.250% of CDI
Borrowings maturity	2021	2021
Adjustment of interbank certificate of deposit	104.25%
Borrowings	$ 5,815,668	$ 7,083,256
Brazilian reais [member] | Promissory Note CDI + 0.600% maturing 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	CDI + 0.600%	CDI + 0.600%
Borrowings maturity	2021	2021
Adjustment of interbank certificate of deposit	0.60%
Borrowings	$ 1,381,941	$ 1,683,150
Brazilian reais [member] | Promissory Note 106.000% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	106.000% of CDI	106.000% of CDI
Borrowings maturity	2022	2022
Adjustment of interbank certificate of deposit	106.00%
Borrowings	$ 7,677,449	$ 9,350,832
Brazilian reais [member] | Promissory Note 106.500% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis		106.500% of CDI
Borrowings maturity		2022
Borrowings		$ 4,675,416
Brazilian reais [member] | Debenture 106.500% of CDI maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	106.500% of CDI
Borrowings maturity	2022
Adjustment of interbank certificate of deposit	106.50%
Borrowings	$ 3,838,725
Brazilian reais [member] | Debenture CDI + 0.960% maturing 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interbank certificate of deposit interest rate basis	CDI + 0.960%
Borrowings maturity	2022
Adjustment of interbank certificate of deposit	0.96%
Borrowings	$ 9,596,811
Japanese yens [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,511,701	$ 2,255,663
Japanese yens [member] | Fixed rate senior notes interest rate 2.950% maturing 2039 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.95%	2.95%	2.95%
Borrowings maturity	2039	2039
Borrowings	$ 2,511,701	$ 2,255,663
Chilean pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,078,453	$ 3,562,695
Chilean pesos [member] | Fixed rate senior notes interest rate 3.961% maturing 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.961%	3.961%	3.961%
Borrowings maturity	2035	2035
Borrowings	$ 4,078,453	$ 3,562,695
Chilean pesos [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2021	2021
Borrowings interest basis	TAB + 0.350% and TAB + 0.450%	TAB + 0.350%
Borrowings	$ 8,868,181	$ 4,821,222
Chilean pesos [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 57,266	$ 54,596
Chilean pesos [member] | Bottom of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.70%	8.70%	8.70%
Borrowings maturity	2021	2020
Chilean pesos [member] | Top of range [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	8.97%	8.97%	8.97%
Borrowings maturity	2027	2027
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 6,590,154	$ 5,818,358
Peruvian Soles [Member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2021
Borrowings interest basis	1.200% - 1.450%
Borrowings	$ 17,094,079	$ 15,351,211
Peruvian Soles [Member] | Bottom of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.55%
Borrowings maturity		2020
Peruvian Soles [Member] | Top of range [member] | Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.70%
Borrowings maturity		2021